SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION
10. SEGMENT INFORMATION
The disclosures in this note apply to both Registrants, unless indicated otherwise.
FirstEnergy
FE and its subsidiaries are principally involved in the transmission, distribution and generation of electricity through its reportable segments: Distribution, Integrated and Stand-Alone Transmission. The external reportable segments are consistent with the internal financial reports used by FirstEnergy’s Chairman, President and Chief Executive Officer, its CODM, to regularly assess the performance of each segment. FirstEnergy’s CODM uses earnings attributable to FE from continuing operations to assess performance, including considering actual versus budget variances to make operating decisions and allocate resources to the segments.

FirstEnergy’s
Distribution
segment, which consists of the Ohio Companies and FE PA, distributes electricity through FirstEnergy’s electric operating companies in Ohio and Pennsylvania. The Distribution segment serves approximately 4.3 million customers in Ohio and Pennsylvania across its distribution footprint and purchases power for its default service or standard service offer requirements. The segment’s results reflect the costs of securing and delivering electric generation to customers, including the deferral and amortization of certain costs.
FirstEnergy’s
Integrated
segment includes the distribution and transmission operations of JCP&L, MP and PE, as well as MP’s regulated generation operations. The Integrated segment distributes electricity to approximately 2 million customers in New Jersey, West Virginia and Maryland across its distribution footprint; provides transmission infrastructure in New Jersey, West Virginia, Maryland and Virginia to transmit electricity and operates 3,610 MWs of regulated generation capacity located primarily in West Virginia and Virginia, which includes three solar generation sites, representing 30 MWs of generation capacity. The segment’s results reflect the costs of securing and delivering electric generation to customers, including the deferral and amortization of certain costs. Additionally, on October 1, 2025, MP and PE filed their integrated resource plan with the WVPSC proposing, among other things, the addition of 70 MWs of solar generation by 2028, and 1,200 MWs of natural gas combined cycle generation by 2031, which are expected to require an estimated capital investment of approximately $2.5 billion, as detailed in the filing. See Note 8., “Regulatory Matters,” of the Combined Notes to Financial Statements of the Registrants for additional details.
FirstEnergy’s
Stand-Alone Transmission
segment, which consists of FE’s ownership in FET and KATCo, includes transmission infrastructure owned and operated by the Transmission Companies and used to transmit electricity. The segment’s revenues are primarily derived from forward-looking formula rates, pursuant to which the revenue requirement is updated annually based on a projected rate base and projected costs, which is subject to an annual true-up
based on actual rate base and costs. The segment’s results also reflect the net transmission expenses related to the delivery of electricity on FirstEnergy’s transmission facilities.
FirstEnergy’s
Corporate/Other
reflects corporate support and other costs not charged or attributable to the Electric Companies or Transmission Companies, including FE’s retained pension and OPEB assets and liabilities of former subsidiaries, interest expense on FE’s holding company debt and other investments or businesses that do not constitute an operating segment. Reconciling adjustments for the elimination of inter-segment transactions are shown separately in the following table of Segment Financial Information. Included in Corporate/Other for segment reporting is 67 MWs of generation capacity, representing AE Supply’s OVEC capacity entitlement. As of March 31, 2026, Corporate/Other had approximately $7.0 billion of external FE holding company debt.
Financial information for FirstEnergy’s reportable segments and reconciliations to consolidated amounts is presented below:

(In millions) For the Three Months Ended	Distribution	Integrated	Stand-Alone Transmission	Total Reportable Segments	Corporate/ Other	Reconciling Adjustments	FirstEnergy Consolidated
March 31, 2026
External revenues	$1,981	$1,702	$509	$4,192	$10	$—	$4,202
Internal revenues	9	1	7	17	—	(17)	—

Total revenues	$1,990	$1,703	$516	$4,209	$10	$(17)	$4,202
Other operating expenses (1)	716	672	79	1,467	(4)	(3)	1,460
Depreciation (1)	165	139	97	401	20	—	421
Amortization (deferral) of regulatory assets, net	(254)	(205)	2	(457)	—	—	(457)
Interest expense (1)	107	78	85	270	86	(30)	326
Income taxes (benefits) (1)	64	46	46	156	(18)	—	138
Other expense (income) items (2)	946	820	116	1,882	(3)	30	1,909
Earnings (losses) attributable to FE	246	153	91	490	(85)	—	405

(In millions) For the Three Months Ended	Distribution	Integrated	Stand-Alone Transmission	Total Reportable Segments	Corporate/ Other	Reconciling Adjustments	FirstEnergy Consolidated
Cash Flows from Investing Activities:
Capital investments	$364	$476	$333	$1,173	$82	$—	$1,255
March 31, 2025
External revenues	$1,927	$1,348	$486	$3,761	$4	$—	$3,765
Internal revenues	9	1	5	15	—	(15)	—

Total revenues	$1,936	$1,349	$491	$3,776	$4	$(15)	$3,765
Other operating expenses (1)	627	337	98	1,062	(25)	(3)	1,034
Depreciation (1)	162	138	91	391	20	—	411
Amortization (deferral) of regulatory assets, net	(19)	8	1	(10)	—	—	(10)
Interest expense (1)	99	65	73	237	79	(28)	288
Income taxes (benefits) (1)	60	40	40	140	(14)	—	126
Other expense (income) items (2)	789	625	107	1,521	7	28	1,556
Earnings (losses) attributable to FE	218	136	81	435	(75)	—	360
Cash Flows from Investing Activities:
Capital investments	$265	$395	$314	$974	$31	$—	$1,005
As of March 31, 2026
Total assets	$21,227	$20,732	$15,010	$56,969	$1,709	$(1,761)	$56,917
Total goodwill	$3,222	$1,953	$443	$5,618	$—	$—	$5,618
As of December 31, 2025
Total assets	$20,653	$20,352	$14,903	$55,908	$1,793	$(1,797)	$55,904
Total goodwill	$3,222	$1,953	$443	$5,618	$—	$—	$5,618

(1)	FirstEnergy considers this line to be a significant expense.
(2)	Consists of Fuel, Purchased power, General taxes, Debt redemption costs, Miscellaneous income, net, Capitalized financing costs, and Income attributable to noncontrolling interest.
JCP&L
As of January 1, 2026, JCP&L made changes in how management evaluates operating performance and allocates resources. As a result of these changes, JCP&L reassessed its operating segments and determined that its operations are now managed as a single integrated business. Historically, JCP&L reported two operating segments, Distribution and Transmission. Accordingly, JCP&L changed its external segment reporting to present its results, including comparative periods, as a single
reportable segment for the first quarter of 2026, and reclassified prior periods for comparability. There are no changes to JCP&L’s significant expenses, measure of profit or loss, or other segment items. Similarly, JCP&L’s goodwill reporting units were also changed to a single reporting unit as of January 1, 2026.
JCP&L’s Statements of Income and Comprehensive Income are consistent with the internal financial reports used by JCP&L’s President, its CODM. JCP&L’s CODM uses net income to regularly assess performance, including considering actual versus budget variances to make operating decisions and allocate resources. JCP&L considers Other operating expenses, Provision for depreciation and Interest expense to be significant expenses. See JCP&L’s Statements of Income and Comprehensive Income. Total Assets are reported on the Balance Sheets and Capital investments are reported within Cash Flows from Investing on the Statement of Cash Flows.

15. SEGMENT INFORMATION
The disclosures in this note apply to both Registrants, unless indicated otherwise.

FirstEnergy
FE and its subsidiaries are principally involved in the transmission, distribution and generation of electricity through its reportable segments: Distribution, Integrated and Stand-Alone Transmission. The external reportable segments are consistent with the internal financial reports used by FirstEnergy’s Chairman, President and Chief Executive Officer, its CODM, to regularly assess the performance of each segment. FirstEnergy’s CODM uses earnings attributable to FE from continuing operations to assess performance, including considering actual versus budget variances to make operating decisions and allocate resources to the segments.
FirstEnergy’s
Distribution
segment, which consists of the Ohio Companies and FE PA, distributes electricity through FirstEnergy’s electric operating companies in Ohio and Pennsylvania. The Distribution segment serves approximately 4.3 million customers in Ohio and Pennsylvania across its distribution footprint and purchases power for its default service or standard service offer requirements. The segment’s results reflect the costs of securing and delivering electric generation to customers, including the deferral and amortization of certain costs.
FirstEnergy’s
Integrated
segment includes the distribution and transmission operations of JCP&L, MP and PE, as well as MP’s regulated generation operations. The Integrated segment distributes electricity to approximately 2 million customers in New Jersey, West Virginia and Maryland across its distribution footprint; provides transmission infrastructure in New Jersey, West Virginia, Maryland and Virginia to transmit electricity and operates 3,610 MWs of regulated generation capacity located primarily in West Virginia and Virginia, which includes three solar generation sites, representing 30 MWs of generation capacity. The segment’s results reflect the costs of securing and delivering electric generation to customers, including the deferral and amortization of certain costs. Additionally, on October 1, 2025, MP and PE filed their integrated resource plan with the WVPSC proposing, among other things, the addition of 70 MWs of solar generation by 2028, and 1,200 MWs of natural gas combined cycle generation by 2031, which are expected to require an estimated capital investment of approximately $2.5 billion, as detailed in the filing. See Note 13., “Regulatory Matters,” of the Combined Notes to Financial Statements of the Registrants for additional details.
FirstEnergy’s
Stand-Alone Transmission
segment, which consists of FE’s ownership in FET and KATCo, includes transmission infrastructure owned and operated by the Transmission Companies and used to transmit electricity. The segment’s revenues are primarily derived from forward-looking formula rates, pursuant to which the revenue requirement is updated annually based on a projected rate base and projected costs, which is subject to an annual true-up
based on actual rate base and costs. The segment’s results also reflect the net transmission expenses related to the delivery of electricity on FirstEnergy’s transmission facilities.
FirstEnergy’s
Corporate/Other
reflects corporate support and other costs not charged or attributable to the Electric Companies or Transmission Companies, including FE’s retained pension and OPEB assets and liabilities of former subsidiaries, interest expense on FE’s holding company debt and other investments or businesses that do not constitute an operating segment, including FEV’s investment of
33-1/3%
equity ownership in Global Holding. On July 16, 2025, FEV sold its entire
33-1/3%
equity ownership in Global Holding, the holding company for a joint venture in the Signal Peak mining and coal transportation operations, at book value to WMB Marketing Ventures, LLC and Pinesdale LLC for $47.5 million. Reconciling adjustments for the elimination of inter-segment transactions are shown separately in the following table of Segment Financial Information. Also included in Corporate/Other for segment reporting is 67 MWs of generation capacity, representing AE Supply’s OVEC capacity entitlement. As of December 31, 2025, Corporate/Other had approximately $6.8 billion of external FE holding company debt.

Financial information for FirstEnergy’s business segments and reconciliations to consolidated amounts is presented below:

(In millions) For the Years Ended	Distribution	Integrated	Stand-Alone Transmission	Total Reportable Segments	Corporate/ Other	Reconciling Adjustments	FirstEnergy Consolidated
December 31, 2025
External revenues	$7,508	$5,678	$1,886	$15,072	$18	$—	$15,090
Internal revenues	39	5	19	63	—	(63)	—

Total revenues	$7,547	$5,683	$1,905	$15,135	$18	$(63)	$15,090
Other operating expenses (1)	2,479	1,416	328	4,223	(90)	(11)	4,122
Depreciation (1)	655	562	369	1,586	78	—	1,664
Amortization (deferral) of regulatory assets, net	(103)	(12)	6	(109)	—	—	(109)
Ohio settlement charges	275	—	—	275	—	—	275
Equity method investment earnings, net	—	—	—	—	—	—	—
Interest expense (1)	399	284	322	1,005	338	(126)	1,217
Income taxes (benefits) (1)	74	190	99	363	(75)	—	288
Other expense (income) items (2)	3,680	2,655	424	6,759	3	126	6,888
Earnings (losses) attributable to FE from continuing operations	363	588	357	1,308	(288)	—	1,020
Cash Flows from Investing Activities
Capital investments	$1,344	$1,842	$1,601	$4,787	$(82)	$—	$4,705
December 31, 2024
External revenues	$6,824	$4,871	$1,768	$13,463	$9	$—	$13,472
Internal revenues	39	5	19	63	—	(63)	—

Total revenues	$6,863	$4,876	$1,787	$13,526	$9	$(63)	$13,472
Other operating expenses (1)	2,378	1,254	347	3,979	75	(10)	4,044
Depreciation (1)	648	521	336	1,505	76	—	1,581
Amortization (deferral) of regulatory assets, net	(171)	(66)	6	(231)	—	—	(231)
Equity method investment earnings, net	—	—	—	—	58	—	58
Interest expense (1)	432	262	275	969	360	(185)	1,144
Income taxes (benefits) (1)	135	153	173	461	(84)	—	377
Other expense (income) items (2)	2,817	2,217	356	5,390	62	185	5,637
Earnings (losses) attributable to FE from continuing operations	624	535	294	1,453	(475)	—	978
Cash Flows from Investing Activities
Capital investments	$1,130	$1,542	$1,266	$3,938	$92	$—	$4,030
December 31, 2023
External revenues	$6,813	$4,315	$1,731	$12,859	$11	$—	$12,870
Internal revenues	41	5	17	63	—	(63)	—

Total revenues	$6,854	$4,320	$1,748	$12,922	$11	$(63)	$12,870
Other operating expenses (1)	2,129	1,156	338	3,623	(34)	(10)	3,579
Depreciation (1)	620	462	304	1,386	75	—	1,461
Amortization (deferral) of regulatory assets, net	(259)	(10)	8	(261)	—	—	(261)
Equity method investment earnings, net	—	—	—	—	175	—	175
Interest expense (1)	390	257	245	892	340	(108)	1,124
Income taxes (benefits) (1)	147	37	146	330	(63)	—	267
Other expense (income) items (2)	3,240	2,118	308	5,666	(22)	108	5,752
Earnings (losses) attributable to FE from continuing operations	587	300	399	1,286	(163)	—	1,123

(In millions) For the Years Ended	Distribution	Integrated	Stand-Alone Transmission	Total Reportable Segments	Corporate/ Other	Reconciling Adjustments	FirstEnergy Consolidated
Cash Flows from Investing Activities
Capital investments	$936	$1,212	$1,093	$3,241	$115	$—	$3,356
As of December 31, 2025
Total Assets	$20,653	$20,352	$14,903	$55,908	$1,793	$(1,797)	$55,904
Total Goodwill	$3,222	$1,953	$443	$5,618	$—	$—	$5,618
As of December 31, 2024
Total Assets	$19,949	$18,637	$13,528	$52,114	$1,975	$(2,045)	$52,044
Total Goodwill	$3,222	$1,953	$443	$5,618	$—	$—	$5,618

(1)	FirstEnergy considers this line to be a significant expense.
(2)
Consists of Fuel, Purchased power, General taxes, Ohio settlement charges, Impairment of assets, Debt redemption costs, Miscellaneous income, net, Capitalized financing costs, Pension and OPEB mark-to-market
adjustments, and Income attributable to noncontrolling interest.

JCP&L
As of January 1, 2026, JCP&L made changes in how management evaluates operating performance and allocates resources. As a result of these changes, JCP&L reassessed its operating segments and determined that its operations are now managed as a single integrated business. Historically, JCP&L reported two operating segments, Distribution and Transmission. Accordingly, JCP&L changed its external segment reporting to present its results, including comparative periods, as a single
reportable segment and reclassified prior periods for comparability. There are no changes to JCP&L’s significant expenses, measure of profit or loss, or other segment items. Similarly, JCP&L’s goodwill reporting units were also changed to a single reporting unit as of January 1, 2026.
JCP&L’s Statements of Income and Comprehensive Income are consistent with the internal financial reports used by JCP&L’s President, its CODM. JCP&L’s CODM uses net income to regularly assess performance, including considering actual versus budget variances to make operating decisions and allocate resources. JCP&L considers Other operating expenses, Provision for depreciation and Interest expense to be significant expenses. See JCP&L’s Statements of Income and Comprehensive Income. Total Assets are reported on the Balance Sheets and Capital investments are reported within Cash Flows from Investing on the Statement of Cash Flows.